Share Based Compensation - Summary of Stock Purchase Plans (Detail)	12 Months Ended
Dec. 31, 2018
Stock Purchase plan 2015 [member]
Disclosure of Detailed Information About Stock Purchase Plans [line items]
Contribution period	August 2015 - July 2016
Number of participants at launch	33,800
Take-up rate-percent of eligible employees	31.00%
Stock Purchase plan 2016 [member]
Disclosure of Detailed Information About Stock Purchase Plans [line items]
Contribution period	August 2016 - July 2017
Number of participants at launch	31,500
Take-up rate-percent of eligible employees	29.00%